Organization and Principal Activities (Details Narrative) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
VIE percentage	100.00%
Statutory reserves
Net Income (Loss) Attributable to Parent	17,789		61,236		¥ 159,590
Cash Provided by (Used in) Operating Activity, Including Discontinued Operation	40,550		114,135		26,950
Retained Earnings (Accumulated Deficit)	2,192,846		2,175,057
Working capital	250,400
Cash and cash equivalents	144,511		117,472		243,392
Bank Of Beijing [Member]
Line of credit	10,200
China CITIC Bank [Member]
Line of credit	9,300
Additional Paid-in Capital [Member]
VIE obligations	65,300		65,300
Net Income (Loss) Attributable to Parent		[1]		[1]		[2]

[1]	The WFOE has 100% beneficial interests in the consolidated VIE (including its subsidiaries).
[2]	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).